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PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Investor Class shares of the Fund listed below:

AIM SMALL CAP GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 8 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

     - Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

     - Clay Manley, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 2001.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM BASIC VALUE FUND
AIM CONSERVATIVE ALLOCATION FUND
AIM GLOBAL EQUITY FUND
AIM GROWTH ALLOCATION FUND
AIM INCOME ALLOCATION FUND
AIM INTERNATIONAL ALLOCATION FUND
AIM MID CAP CORE EQUITY FUND
AIM MODERATE ALLOCATION FUND
AIM MODERATE GROWTH ALLOCATION FUND
AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM SMALL CAP GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) -SMALL CAP GROWTH" on pages 47 and 48 of the prospectus:

     - "Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

     - Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

     - Clay Manley, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 2001."